Income Taxes - Schedule of Income Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income (loss) before income tax
Non-PRC	$ 139,608	$ 48,500	$ 94,372
PRC	(292,642)	(23,262)	17,468,669
Income (loss) before income taxes	$ (153,034)	$ 25,238	$ 17,563,041